Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Managed Volatility Conservative Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%